Templeton Emerging
Markets Income Fund

Your Fund's Objective:

The Templeton Emerging Markets Income Fund seeks high income, with a secondary objective of capital appreciation, by investing primarily in a portfolio of high yielding debt obligations of sovereign-related entities and private sector companies in emerging market countries.

January 16, 1996

Dear Shareholder:


This quarterly update covers the period ended November 30, 1995, and includes your Fund's long-term performance, a listing of portfolio holdings and a brief commentary from the Fund's manager regarding the investment environment.

It is one of four reports you will receive during the Fund's fiscal year.
Next quarter, you'll receive the semi-annual report covering the six months ended February 29, 1996. The semi-annual report provides a more comprehensive discussion of the financial markets and their impact on the Fund, a summary of the Fund's performance, and an in-depth manager's discussion and analysis. Also included are the Fund's unaudited financial statements and complete investment portfolio. If you have any questions about this quarterly update, you may call the Franklin Templeton Fund Information Department at 1-800/342-5236.


Templeton Emerging Markets
Income Fund

Cumulative Total Returns*
Periods ended 11/30/95

                                                                  Since
                                                                Inception
                                        One-Year                (9/23/93)
Based on change
in net asset value                        8.89%                   0.85%

Based on change
in market price                          14.03%                  -9.59%

*Cumulative total return calculations show the change in value of an investment over the periods indicated. These calculations assume reinvestment of all distributions and capital gains, either at net asset value or at market price on the reinvestment date, in accordance with the dividend reinvestment plan.

Investments in foreign securities involve special risks, such as market and currency volatility and adverse economic, social and political developments in the countries where the Fund is invested. Developing markets involve heightened risks related to the same factors, in addition to risks associated with the relatively small size and lesser liquidity of these markets.

The Fund's investment manager and shareholder servicing agent waived a portion of their fees, which reduced operating expenses and increases total return to shareholders. Without these reductions, the Fund's total return would have been lower.

Past performance is not predictive of future results.

Manager's Discussion

The transition from socialism to capitalism in Eastern Europe offers the possibility of attractive fixed-income opportunities for investors. When such a shift occurs, price controls are usually lifted and a period of severe disequilibrium follows, resulting in rapid inflation and depreciation of the local currencies. Then, a stabilization program is generally adopted involving high interest rates and currency management, creating a potentially ideal climate for fixed-income investments. The ultimate goal of this approach is prudent fiscal management, which reduces inflationary pressures and allows interest rates to eventually decline. However, typically a time lag occurs between falling yield premiums (the differential between the interest rates on debt of emerging market countries and interest rates of countries with strong financial systems) and credit improvement. This lag creates a favorable risk/reward relationship due to the market's reluctance to invest in a country that has had past economic and political troubles.

Russia's Ministry of Finance bonds, which are dollar-denominated government obligations available in relatively short maturities, typify such a phenomenon. In November, Russia, with its stabilization program underway, was experiencing solid economic progress with fiscal restraint on track, declining inflation, growth in real Gross Domestic Product, and little outstanding foreign debt. At that time, its Ministry of Finance bonds were offering yields of approximately 22%. Despite the country's political turmoil, we believe that the prospects for senior debt service are good, and are optimistic about the future development of bond markets in Russia and Eastern Europe.

Sincerely,


/s/Thomas W. Wilkinson, CFA
Portfolio Manager
Templeton Emerging Markets Income Fund, Inc.

Templeton Emerging Markets Income Fund, Inc.
Investment Portfolio, November 30, 1995 (unaudited)

--------------------------------------------------------------------------------

                                                      PRINCIPAL IN
                                             COUNTRY LOCAL CURRENCY*    VALUE
---------------------------------------------------------------------------------
 LONG TERM SECURITIES: 89.3%
---------------------------------------------------------------------------------
 Algeria: 0.3%
                  Banque National
                   D'Algerie, FRN,
                   12/19/94                   U.S.      4,666,667    $  1,773,333
---------------------------------------------------------------------------------
 Argentina:
  12.9%
                  Argentina Domestic
                   Securities Trust,
                   (Morgan Stanley),
                   14.75%, 9/01/02            U.S.     11,800,000       9,971,000
                  Argentina Local Market
                   Securities Trust 1994-I
                   (Goldman Sachs Group,
                   L.P.), 13.375%, 8/15/01    U.S.     12,500,000      12,531,250
                  Bridas Corp., Yankee,
                   12.50%, 11/18/99           U.S.     12,180,000      11,845,050
                  Republic of Argentina:
                  6.813%, FRN, 3/31/05        U.S.     43,600,000      28,612,500
                  6.875%, FRN, 3/31/23        U.S.     15,000,000       9,112,500
                                                                     ------------
                                                                       72,072,300
---------------------------------------------------------------------------------
 Brazil: 17.1%
                  Abril SA, 12.00%,
                   10/25/03, 144a             U.S.      5,525,000       5,531,906
                  Bombril SA, 8.00%,
                   8/26/98                    U.S.      2,200,000       1,952,500
                  Brazil C-Bond, 8.00%,
                   4/15/14                    U.S.     11,673,288       6,226,077
                  Centrais Electricas
                   Brasileiras SA, 10.00%,
                   10/30/98, 144a             U.S.      5,550,000       5,563,875
                  Companhia Suzano Papel,
                   10.25%, 10/06/01           U.S.      6,000,000       5,700,000
                  Copene-Petroquimica
                   Nordeste SA, 9.50%,
                   10/19/01, 144a             U.S.     14,150,000      13,088,750
                  Government of Brazil:
                  6.688%, FRN, A, 1/01/01     U.S.     19,095,000      16,278,488
                  6.813%, EI, FRN, L,
                   4/15/06                    U.S.     32,450,000      21,457,563
                  6.875%, FRN, L, 4/15/12     U.S.     26,825,000      14,552,563
                  Iochpe-Maxion SA,
                   12.375%, 11/08/02, 144a    U.S.      6,050,000       5,233,250
                                                                     ------------
                                                                       95,584,972
---------------------------------------------------------------------------------
 Bulgaria: 2.6%
                  Republic of Bulgaria,
                   IAB, 6.75%, FRN,
                   7/28/24                    U.S.     33,250,000      14,837,813
---------------------------------------------------------------------------------
 Chile: 1.1%
                  Compania Sud Americana
                   de Vapores SA,
                   7.375%, 12/08/03           U.S.      6,620,000       6,388,300
---------------------------------------------------------------------------------
 China: 0.8%
                  Guangdong Enterprises
                   Holdings Ltd.,
                   8.75%, 12/22/03, 144a      U.S.      5,000,000       4,400,000
---------------------------------------------------------------------------------
 Colombia: 1.2%
                  Banco Ganadero SA,
                   9.75%, 8/26/99, 144a       U.S.      5,580,000       5,635,800
                  Empresa Colombiana de
                   Petroleos, 7.25%,
                   7/08/98                    U.S.      1,000,000         997,500
                                                                     ------------
                                                                        6,633,300
---------------------------------------------------------------------------------

Templeton Emerging Markets Income Fund, Inc.
Investment Portfolio, November 30, 1995 (unaudited) (cont.)

--------------------------------------------------------------------------------

                                                      PRINCIPAL IN
                                             COUNTRY LOCAL CURRENCY*    VALUE
---------------------------------------------------------------------------------
 LONG TERM SECURITIES (CONT.)
---------------------------------------------------------------------------------
 Costa Rica:
  2.1%
                  Banco Central de Costa
                   Rica, A, 6.25%, 5/21/10    U.S.      16,900,000   $  9,971,000
                  Instituto Costarricense
                   de Electricidad,
                   8.375%, 1/27/97            U.S.       1,900,000      1,871,500
                                                                     ------------
                                                                       11,842,500
---------------------------------------------------------------------------------
 Czech Republic: 3.4%
                  Ceskoslovenska Obchodni
                   Banka, 11.125%, 8/26/97    Csk.     144,580,000      5,459,974
                  CEZ, AS, 14.375%,
                   1/27/01                    Csk.     122,770,000      4,946,498
                  Skofin, 11.625%,
                   2/09/98, 144a              Csk.     230,750,000      8,781,312
                                                                     ------------
                                                                       19,187,784
---------------------------------------------------------------------------------
 Ecuador: 3.7%
                  Republic of Ecuador:
                  6.75%, FRN, 12/21/04,
                   144a                       U.S.       2,350,725      1,363,421
                  6.813%, FRN, 2/27/15        U.S.      31,365,000     10,350,450
                  6.813%, FRN, 2/27/15,
                   144a                       U.S.      10,607,000      3,500,310
                  6.813%, FRN, 2/28/25,
                   144a                       U.S.      10,999,999      5,431,250
                                                                     ------------
                                                                       20,645,431
---------------------------------------------------------------------------------
 Guatemala: 2.0%
                  Associacion Nacional del
                   Cafe, 11.00%, 8/31/98      U.S.      10,910,000     11,073,650
---------------------------------------------------------------------------------
 Hungary: 1.6%
                  National Bank of
                   Hungary, 7.95%,
                   11/01/03                   U.S.       9,600,000      8,724,000
---------------------------------------------------------------------------------
 India: 1.7%
                  Essar Gujarat Ltd., FRN,
                   7/15/99, 144a              U.S.       5,300,000      5,280,125
                  Morgan Stanley Group,
                   (principal and interest
                   is linked to the change
                   in the Indian Rupee to
                   U.S. Dollar foreign
                   exchange rate between
                   issue date (31.41
                   Rupee/U.S. Dollar) and
                   maturity date) 13.25%,
                   6/26/96                    U.S.       5,230,000      4,370,188
                                                                     ------------
                                                                        9,650,313
---------------------------------------------------------------------------------
 Indonesia: 5.6%
                  PT Astra International,
                   9.75%, 4/29/01             U.S.       6,150,000      6,488,250
                  PT Indah Kiat Pulp &
                   Paper Corp., 8.875%,
                   11/01/00, 144a             U.S.       4,840,000      4,525,400
                  PT Inti Indorayon Utama,
                   9.125%, 10/15/00           U.S.       6,830,000      6,283,600
                  PT Polysindo Eka Perkasa
                   Global, 13.00%, 6/15/01    U.S.       5,000,000      5,150,000
                  Tjiwi Kimia Int'l
                   Finance Co., BV,
                   13.25%, 8/01/01            U.S.       8,000,000      8,600,000
                                                                     ------------
                                                                       31,047,250
---------------------------------------------------------------------------------

Templeton Emerging Markets Income Fund, Inc.
Investment Portfolio, November 30, 1995 (unaudited) (cont.)

--------------------------------------------------------------------------------

                                                      PRINCIPAL IN
                                             COUNTRY LOCAL CURRENCY*    VALUE
---------------------------------------------------------------------------------
 LONG TERM SECURITIES (CONT.)
---------------------------------------------------------------------------------
 Jordan: 1.9%
                  Kingdom of Jordan:
                  Collateralized FRN,
                   12/23/05                   U.S.      1,866,331    $  1,362,422
                  Collateralized FRN,
                   12/23/23                   U.S.      5,706,250       3,395,219
                  Collateralized Par
                   Bonds, 4.00%, 12/23/23     U.S.     13,325,332       5,996,399
                                                                     ------------
                                                                       10,754,040
---------------------------------------------------------------------------------
 Mexico: 5.7%
                  Bancomer S.A., 8.00%,
                   7/07/98                    U.S.     11,100,000      10,045,500
                  United Mexican States:
                  FRN, 7/20/97, 144a          U.S.     13,000,000      13,178,750
                  8.50%, 9/15/02              U.S.     10,585,000       8,785,550
                                                                     ------------
                                                                       32,009,800
---------------------------------------------------------------------------------
 Morocco: 3.7%
                  Kingdom of Morocco Loan
                   Participation,
                   FRN, 1/01/09               U.S.     32,000,000      20,440,000
---------------------------------------------------------------------------------
 Nicaragua: 0.4%
                  Nicaragua Loan
                   Participation              U.S.     25,000,000       2,125,000
---------------------------------------------------------------------------------
 Panama: 1.0%
                  Republic of Panama, FRN,
                   5/10/02                    U.S.      7,000,000       5,792,500
---------------------------------------------------------------------------------
 Peru: 0.8%
                  Guaranteed Capital Corp.
                   Ltd., 11.00%, 3/21/97      U.S.      4,380,000       4,248,600
---------------------------------------------------------------------------------
 Philippines:
  4.2%
                  National Power Corp.,
                   7.625%, 11/15/00, 144a     U.S.     10,000,000       9,800,000
                  Philippine Long Distance
                   Telephone Co.,
                   10.625%, 6/02/04           U.S.      5,500,000       5,940,000
                  Subic Power Corp.,
                   9.50%, 12/28/08, 144a      U.S.      8,472,414       7,921,707
                                                                     ------------
                                                                       23,661,707
---------------------------------------------------------------------------------
 Poland: 1.3%
                  Government of Poland:
                  FRN, 20 year bond,
                   10/27/14                   U.S.      5,000,000       3,228,125
                  FRN, 30 year bond,
                   10/27/24                   U.S.      5,000,000       3,809,375
                  Republic of Poland,
                   2.75%, VRN, 10/27/24       U.S.         17,000           8,118
                                                                     ------------
                                                                        7,045,618
---------------------------------------------------------------------------------

Templeton Emerging Markets Income Fund, Inc.
Investment Portfolio, November 30, 1995 (unaudited) (cont.)

--------------------------------------------------------------------------------

                                                      PRINCIPAL IN
                                             COUNTRY LOCAL CURRENCY*    VALUE
---------------------------------------------------------------------------------
 LONG TERM SECURITIES (CONT.)
---------------------------------------------------------------------------------
 Russia: 4.4%
                  Bank Foreign Economic
                   Affairs:
                  7.00%, 3/29/96               Ger.     13,000,000   $  8,886,412
                  7.50%, 9/27/96               Ger.      3,000,000      2,048,636
                  Russia, 3.00%, 5/14/99       U.S.     23,000,000     13,639,000
                                                                     ------------
                                                                       24,574,048
---------------------------------------------------------------------------------
 Thailand: 2.7%
                  ABN Amro Bank (THB),
                   9.10%, 8/05/97, CD         Thai.    250,000,000      9,717,309
                  Thailand Military Bank:
                  11.125%, 6/03/96            Thai.     70,000,000      2,763,275
                  11.00%, 6/05/96             Thai.     60,000,000      2,372,814
                                                                     ------------
                                                                       14,853,398
---------------------------------------------------------------------------------
 Trinidad and Tobago: 0.9%
                  Sei Holdings IX Inc.,
                   11.00%, 11/30/00, 144a      U.S.      5,210,000      5,327,225
---------------------------------------------------------------------------------
 Turkey: 1.6%
                  Republic of Turkey:
                  Series 4, 6.563%,
                   2/21/96                     U.S.      1,000,000      1,000,000
                  Series 5, 6.813%,
                   2/21/97                     U.S.      7,730,000      7,691,350
                                                                     ------------
                                                                        8,691,350
---------------------------------------------------------------------------------
 Uruguay: 0.7%
                  Government of Uruguay,
                   A, 6.75%, 2/19/21           U.S.      6,000,000      3,960,000
---------------------------------------------------------------------------------
 Venezuela: 3.9%
                  Bariven SA, 10.625%,
                   3/17/02                     U.S.     15,650,000     14,554,500
                  Electricidad de Caracas,
                   FRN, 9/30/03                U.S.      2,702,546      1,118,178
                  Produvisa Capital Corp.,
                   9.50%, 11/29/96             U.S.      6,750,000      6,075,000
                                                                     ------------
                                                                       21,747,678
                                                                     ------------
 TOTAL LONG TERM SECURITIES                                           499,091,910
---------------------------------------------------------------------------------

Templeton Emerging Markets Income Fund, Inc.
Investment Portfolio, November 30, 1995 (unaudited) (cont.)

--------------------------------------------------------------------------------

                                                     PRINCIPAL IN
                                            COUNTRY LOCAL CURRENCY*    VALUE
--------------------------------------------------------------------------------
 SHORT TERM OBLIGATIONS: 7.3%
--------------------------------------------------------------------------------
                  Bangkok Bank, 11.50%,
                   5/16/96                   Thai.    50,000,000    $  1,981,085
                  Federal Farm Credit
                   Bank:                               3,500,000       3,500,000
                  5.61%, 12/01/95             U.S.
                  5.61%, 12/07/95             U.S.     3,500,000       3,496,640
                  Federal Home Loan Bank,
                   5.59%, 1/08/96             U.S.     4,895,000       4,866,071
                  National Westminster
                   Bank PLC, (principal
                   and interest is linked
                   to the change in the
                   Indian Rupee to U.S.
                   Dollar foreign
                   exchange rate between
                   issue date (31.42
                   Rupee/U.S. Dollar and
                   maturity date),
                   14.00%, 4/24/96            U.S.     8,720,000       7,437,288
                  U.S. Treasury Bills,
                   5.18% to 5.63% with
                   maturities to 12/21/95     U.S.    19,413,000      19,362,811
                                                                    ------------
 TOTAL SHORT TERM OBLIGATIONS                                         40,643,895
--------------------------------------------------------------------------------
 TOTAL INVESTMENTS: 96.6%                                            539,735,805
 UNREALIZED GAIN IN FORWARD EXCHANGE CON-
  TRACTS: 0.1%                                                           550,226
 OTHER ASSETS, LESS LIABILITIES: 3.3%                                 18,184,886
                                                                    ------------
 TOTAL NET ASSETS: 100.0%                                           $558,470,917
                                                                    ============

* CURRENCY OF COUNTRIES INDICATED.

Templeton Emerging Markets Income Fund, Inc.
Financial Highlights, November 30, 1995 (unaudited)

--------------------------------------------------------------------------------

                                                              NET ASSET VALUE
                                       TOTAL NET ASSETS          PER SHARE
                                   -------------------------- -----------------
Net Asset Value:
 Beginning of period, September
  1, 1995                                        $548,448,010          $  11.52
  Net investment income            $ 15,946,937               $   .33
  Distribution from net invest-
   ment income                      (14,757,785)                 (.31)
  Net realized and unrealized
   gain from security transac-
   tions                              8,833,755                   .19
                                   ------------               -------
  Net increase in net asset value                  10,022,907               .21
                                                 ------------          --------
 End of period, November 30, 1995                $558,470,917          $  11.73
                                                 ============          ========

---



This report is sent to the shareholders of Templeton Emerging Markets Income Fund, Inc. for their information. It is not a prospectus, circular, or repre-sentation intended for use in the purchase or sale of shares of the Fund or of any securities mentioned in the report.

Templeton Emerging Markets Income Fund, Inc.

--------------------------------------------------------------------------------
TRANSFER AGENT

Chemical Mellon Shareholder Services
Securities Transfer Services
450 West 33rd Street
New York, NY 10001
800-526-0801





SHAREHOLDER INFORMATION

Weekly comparative net asset value and market price information about Templeton Emerging Markets Income Fund, Inc. shares is published each Monday in The Wall Street Journal, weekly in Barron's and each Saturday in The New York Times and other newspapers in a table called "Publicly Traded Funds." The Fund's New York Stock Exchange trading symbol is TEI.

For current information about the net asset value, call 1-800-292-9293.

If any shareholder is not receiving copies of the Reports to Shareholders be-cause shares are registered in a broker's name or in a custodian's name, he or she can write and request that his or her name be added to the Fund's mailing list, by writing Templeton Emerging Markets Income Fund, Inc., 700 Central Ave-nue, St. Petersburg, FL 33701.

                                     Notes
                                     -----

                                     Notes
                                     -----

--------------------------------------------------------------------------------

 TEMPLETON EMERGING MARKETS
 INCOME FUND, INC.

 700 Central Avenue
 St. Petersburg,
 Florida 33701-3628

 Investors should be aware that the value of investments made for the Fund may go up as well as down and that the Investment Manager may make errors in selecting securities for the Fund's portfolio. Like any investment in securities, the Fund's portfolio will be subject to the risk of loss from market, currency, economic, political, and other factors. The Fund and Fund investors are not protected from such losses by the Investment Manager. Therefore, investors who cannot accept the risk of such losses should not invest in shares of the Fund.

 To ensure the highest quality of service, telephone calls to or from our service departments may be monitored, recorded, and accessed. These calls can be determined by the presence of a regular beeping tone.

--------------------------------------------------------------------------------


[RECYCLING LOGO APPEARS HERE]                                    TLTEI Q95 01/96



                                  TEMPLETON

                                  EMERGING

                                  MARKETS

                                  INCOME

                                  FUND, INC.


                                  First Quarter Report
                                  November 30, 1995




                                  [LOGO OF FRANKLIN TEMPLETON APPEARS HERE]